Annual Fund Operating Expenses - Vericimetry U.S. Small Cap Value Fund	Jan. 28, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Vericimetry U.S. Small Cap Value Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.66%	[1]
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.61%

[1]	“Acquired Fund Fees and Expenses” are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies, and are not direct costs paid by Fund shareholders. Business development company expenses can be viewed as similar to the expenses paid by any operating company held by the Fund. As such, “Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets for the most recent fiscal year in the Financial Highlights table in this Prospectus and in the Fund’s most recent Annual Report because the latter reflects the operating expenses of the Fund and does not include “Acquired Fund Fees and Expenses.”
[2]	The Fund’s investment adviser, Vericimetry Advisors LLC (“Vericimetry” or the “Adviser”), has contractually agreed to waive its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary to prevent the operating expenses of the Fund (excluding any non-operating costs (including but not limited to taxes, interest, acquired fund fees and expenses, litigation, extraordinary expenses, and brokerage and other transactions relating to the purchase or sale of portfolio investments)) from exceeding 0.60% of the Fund’s average net assets per year until January 31, 2027. This fee waiver and expense reimbursement agreement may not be terminated by the Adviser prior to that time. At any time that the expenses of the Fund are less than the rate listed above on an annualized basis, the Adviser retains the right to reimbursement of any fees previously waived and/or operating expenses previously assumed, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed (i) 0.60% of its average net assets on an annualized basis or (ii) the expense limitation in effect at the time the Adviser waived its fee or assumed the Fund expense. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years after the date of the fee waiver or expense reduction. All such reimbursements are contingent upon review and approval of the Fund's Board of Trustees (the “Board”). Any expenses incurred by the Fund that are excluded from the Adviser’s reimbursement obligation, such as acquired fund fees and expenses and extraordinary costs not incurred in the ordinary course of its business, will result in the Fund’s annualized expenses exceeding 0.60% of its average net assets.